CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Cash Flows From Operating Activities:
Net income attributable to Tyco ordinary shareholders	$ 551	$ 1,838	$ 536
Noncontrolling interest in subsidiaries net (loss) income	(2)	1	(3)
Loss (income) from discontinued operations, net of income taxes	66	(1,041)	(90)
Income from continuing operations	615	798	443
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	342	358	379
Non-cash compensation expense	59	72	63
Deferred income taxes	20	(106)	6
Provision for losses on accounts receivable and inventory	56	45	68
Loss on the retirement of debt	81	0	0
Non-cash restructuring and asset impairment charges, net	3	2	1
Legacy legal matters	0	(92)	0
Loss (gain) on divestitures	31	(2)	20
(Gain) loss on sale of investments	(10)	(215)	42
Other non-cash items	16	25	63
Changes in assets and liabilities, net of the effects of acquisitions and divestitures:
Accounts receivable	(149)	(96)	(73)
Contracts in progress	9	(99)	(20)
Inventories	(44)	(14)	(36)
Prepaid expenses and other assets	(33)	2	(61)
Asbestos insurance assets	32	(93)	94
Accounts payable	(21)	54	(11)
Accrued and other liabilities	(19)	(327)	(141)
Deferred revenue	(32)	(23)	(33)
Gross asbestos liabilities	(338)	532	(80)
Income taxes, net	(18)	28	(31)
Other	(58)	(20)	8
Net cash provided by operating activities	542	829	701
Net cash (used in) provided by discontinued operating activities	(3)	83	149
Cash Flows From Investing Activities:
Capital expenditures	(246)	(288)	(269)
Proceeds from disposal of assets	5	10	5
Acquisition of businesses, net of cash acquired	(583)	(65)	(229)
Acquisition of dealer generated customer accounts and bulk account purchases	(18)	(25)	(19)
Divestiture of businesses, net of cash divested	3	1	17
Sales and maturities of investments including restricted investments	288	283	182
Purchases of investments, including restricted investments	(290)	(386)	(227)
Sale of equity investment	0	250	0
(Increase) decrease in restricted cash	(20)	3	(8)
Other	(1)	(4)	4
Net cash used in investing activities	(862)	(221)	(544)
Net cash (used in) provided by discontinued investing activities	(37)	1,789	(111)
Cash Flows From Financing Activities:
Proceeds from issuance of short-term debt	364	830	475
Repayment of short-term debt	(364)	(831)	(505)
Proceeds from issuance of long-term debt	2,059	0	0
Repayment of long-term debt	(445)	0	0
Proceeds from exercise of share options	92	91	153
Dividends paid	(324)	(311)	(288)
Repurchase of ordinary shares by treasury	(417)	(1,833)	(300)
Purchase of noncontrolling interest	0	(66)	0
Transfer (to) from discontinued operations	(40)	1,872	68
Payment of contingent consideration	(24)	0	0
Other	(39)	(11)	(30)
Net cash provided by (used in) financing activities	862	(259)	(427)
Net cash provided by (used in) discontinued financing activities	40	(1,872)	(68)
Effect of currency translation on cash	(33)	(20)	(11)
Net increase (decrease) in cash and cash equivalents	509	329	(311)
Less: net decrease in cash and cash equivalents related to discontinued operations	0	0	(30)
Cash and cash equivalents at beginning of period	892	563
Cash and cash equivalents at end of period	1,401	892	563
Supplementary Cash Flow Information:
Interest paid	102	100	99
Income taxes paid, net of refunds	$ 98	$ 102	$ 134